Operating segments - additional information - Summary of non-current assets other than excluded items (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	$ 70,680	$ 65,198
Deferred tax assets	3,385	3,102
Other financial assets	829	635
Loans to equity accounted units	112	113
Tax recoverable	4	5
Receivables and other assets	1,525	1,446
Total non-current assets	76,535	70,499
Non-current assets
Disclosure of geographical areas [line items]
Investments in equity accounted units	3,652	3,858
Quasi equity loans to equity accounted units
Disclosure of geographical areas [line items]
Loans to equity accounted units	112	113
Non-quasi equity loan
Disclosure of geographical areas [line items]
Non-current quasi equity loans	1	39
Australia
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	32,290	27,944
Deferred tax assets	649	698
Canada
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	14,666	14,644
Deferred tax assets	617	492
Mongolia
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	10,285	9,187
Deferred tax assets	974	704
United States of America
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	6,090	5,459
Deferred tax assets	938	920
Africa
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	3,294	3,583
South America
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	2,718	2,652
Europe (excluding France and the UK)
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	157	193
UK
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	117	158
France
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	55	64
Deferred tax assets	0	0
Other countries
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	1,008	1,314
Deferred tax assets	$ 207	$ 288